Schedule of deferred tax assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Net operating loss carryforward	¥ 10,861	¥ 5,003
Allowance of doubtful accounts	4,271	2,585
Gross deferred assets	15,132	7,588
Less: Valuation allowance	(3,029)	(3,366)	¥ (1,661)
Total deferred tax assets, net	¥ 12,103	¥ 4,222